Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Subsidiaries	Basis for consolidation
Companies that are under the control of Inter&Co are classified as subsidiaries. The Company is considered a controlling entity when it is exposed to, or entitled to, variable returns arising from its involvement with the entity and has the ability to use this power to affect the amount of such returns.
The consolidated financial statements are prepared using uniform accounting policies and practices. In this regard, adjustments are made to the individual financial statements of some subsidiaries to ensure uniformity and compliance of criteria in the preparation of the Group's financial statements.
The subsidiaries are fully consolidated from the moment the Company acquires control of their activities until the date that control ceases to exist. The only significant restrictions on the Inter Group's ability to access or use assets and settle liabilities are regulatory restrictions related to compulsory reserves maintained in compliance with the requirements of the Central Bank of Brazil, which limit the ability of Inter&Co's subsidiaries to transfer cash to other entities within the economic group. There are no other legal or contractual restrictions, nor any guarantees or other requirements that could restrict the payment of dividends and other capital distributions, or that loans and advances be made or paid to (or by) other entities within the economic group.
The following table shows the subsidiaries in each year:

					Share in the capital (%)
Entity	Branch of Activity	Common shares and/or quotas	Functional currency	Country	12/31/2025	12/31/2024	12/31/2023
Direct subsidiaries
Inter&Co Participações Ltda.	Holding Company	13,196,995	BRL	Brazil	100.00%	100.00%	100.00%
INTRGLOBALEU Serviços Administrativos, LDA	Holding Company	1	EUR	Portugal	100.00%	100.00%	100.00%
Inter US Holding, Inc,	Holding Company	100	US$	USA	100.00%	100.00%	100.00%
Inter Holding Financeira S.A.	Holding Company	401,207,704	BRL	Brasil	100.00%	100.00%	100.00%
Inter Marketplace Intermediação de Negócios e Serviços Ltda.	Marketplace	16,984,271,386	BRL	Brazil	100.00%	100.00%	100.00%
Landbank Fundo de Investimento em Direitos Creditórios de Responsabilidade Limitada	Investment Fund	578,818,030	BRL	Brazil	100.00%	100.00%	—%
Inter&Co Solutions	Provision of services	16,000,000	BRL	Brazil	100.00%	100.00%	—%
Inter Digital Assets – Sociedade Prestadora de Serviços de Ativos Virtuais Ltda. (a)	Virtual Asset Brokerage	6,000,000	BRL	Brazil	100.00%	—%	—%
Indirect subsidiaries
Banco Inter S.A.	Multiple Bank	2,593,598,009	BRL	Brazil	100.00%	100.00%	100.00%
Inter Distribuidora de Títulos e Valores Mobiliários Ltda.	Securities broker	335,000,000	BRL	Brazil	100.00%	100.00%	100.00%
Inter Digital Corretora e Consultoria de Seguros S.A.	Insurance broker	60,000	BRL	Brazil	60.00%	60.00%	60.00%
Inter Títulos Imobiliários Fundo de Investimento Imobiliário	Investment Fund	—	BRL	Brazil	—%	97.19%	98.30%
BMA Inter Fundo De Investimento Em Direitos Creditórios Multissetorial	Investment Fund	—	BRL	Brazil	—%	65.17%	86.46%
TBI Fundo De Investimento Renda Fixa Credito Privado	Investment Fund	230,278,086	BRL	Brazil	100.00%	100.00%	100.00%
Spark Fundo de Investimento Financeiro Multimercado Crédito Privado Investimento no Exterior (b)	Investment Fund	15,000,000	BRL	Brazil	100.00%	100.00%	100.00%
IG Fundo de Investimento Renda Fixa Crédito Privado	Investment Fund	21,506,555	BRL	Brazil	100.00%	100.00%	100.00%
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial	Investment Fund	59,027	BRL	Brazil	97.86%	91.29%	99.11%
IM Designs Desenvolvimento de Software S.A (c)	Provision of services	—	BRL	Brazil	—%	50.00%	50.00%
Acerto Cobrança e Informações Cadastrais S.A.	Provision of services	60,000,000	BRL	Brazil	60.00%	60.00%	60.00%
Inter & Co Payments, Inc	Provision of services	1,000	US$	USA	100.00%	100.00%	100.00%
Inter Asset Gestão de Recursos Ltda (d)	Asset management	750,814	BRL	Brazil	70.87%	70.87%	70.87%
Inter Café Ltda.	Provision of services	20,010,000	BRL	Brazil	100.00%	100.00%	100.00%
Inter Boutiques Ltda.	Provision of services	9,010,008	BRL	Brazil	100.00%	100.00%	100.00%
Inter Food Ltda.	Provision of services	7,000,000	BRL	Brazil	70.00%	70.00%	70.00%
Inter Viagens e Entretenimento Ltda.	Provision of services	94,515,000	BRL	Brazil	100.00%	100.00%	100.00%
Inter Conectividade Ltda.	Provision of services	33,533,805	BRL	Brazil	100.00%	100.00%	100.00%
Inter US Management, LLC	Provision of services	100,000	US$	USA	100.00%	100.00%	100.00%
Inter US Finance, LLC	Provision of services	100,000	US$	USA	100.00%	100.00%	100.00%
Inter Securities LLC	Provision of services	—	US$	USA	100.00%	100.00%	100.00%
Inter&Co Tecnologia e Serviços Financeiros Ltda.	Provision of services	9,896,122,671	BRL	Brazil	100.00%	100.00%	—%
Inter Pag Instituição de Pagamento S.A	Provision of services	1,654,582,386	BRL	Brazil	100.00%	100.00%	50.00%
Inter Us Advisors, LLC	Asset management	—	US$	USA	100.00%	100.00%	—%
Inter Hedge Fundo de Investimento Imobiliário (e)	Investment Fund	19,973,705	BRL	Brazil	100.00%	—%	—%
Inter Oportunidade Imobiliária Fundo de Investimento (f)	Investment Fund	1,785,939	BRL	Brazil	63.78%	—%	—%

(a) On March 20, 2025, Inter Digital Asset was incorporated with the corporate purpose of intermediating virtual assets, encompassing activities such as distribution, underwriting, purchase, sale and exchange of virtual assets, portfolio management, foreign exchange operations and custody services, including safekeeping and control of virtual assets and related instruments;
(b) On July 28, 2025, the corporate name of the fund TBI Fundo De Investimento Crédito Privado Investimento Exterior changed to “Spark Fundo de Investimento Financeiro Multimercado Crédito Privado Investimento no Exterior”;
(c) On July 3, 2025, 50% of the share capital of IM Designs Desenvolvimento de Software S.A. was sold to the holders of the other 50% of the shares for R$2 million. With this transaction, the buyers came to hold 100% of the company's share capital. This sale resulted in a write-off in intangible assets of R$12 million related to IM Design’s goodwill and R$5 million in Banco Inter’s investments. In addition, there was a R$15 million due to loss on sale recorded in the capital gains/losses line;
(d) On January 9, 2026, Banco Inter celebrated an additional participation from Inter Asset Gestão de Recursos, increasing its stake to 99.01%, see explanatory note 35 - Subsequent events;
(e) On February 17, 2025, Banco Inter acquired a stake in Inter Hedge fund. With this acquisition, the fund's financial results were consolidated in Inter&Co's financial statements; and
(f) On August 19, 2025, Banco Inter acquired a stake in Inter Oportunidade Fund. With this acquisition, the fund's financial results were consolidated in Inter&Co's financial statements.
Non-controlling interest
Inter&Co can control some investees even when the investment is less than 100% of interest. In these investments, the Company recognizes the portion related to non-controlling interests in shareholders’ equity in the consolidated balance sheet and presents, in the Statements of income, the results from its subsidiaries that are related to non-controlling interest. In transactions which the Company purchases additional interest from non-controlling shareholders, the difference between the amount paid and the interest acquired is recorded in shareholders’ equity. Gains or losses on sales to non-controlling shareholders are also recorded in equity, unless the disposal of this interest do not represent a loss of control.
Balances and transactions eliminated on consolidation
Intra-group balances and transactions, including any unrealized gains or losses arising from intra-group transactions, are eliminated in the consolidation process. Unrealized losses are eliminated only to the extent that there is no evidence of impairment.

Business combination	Business combination
Business combinations are recorded using the acquisition method when the acquired set of assets meets the definition of a business and control is transferred to the Group. In determining whether a set of activities and assets constitutes a business, Inter assesses whether the acquired set includes at least one substantive input and process that together contribute significantly to the ability to generate future results.
The consideration transferred is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill arising from the transaction is tested annually for impairment. Gains on a bargain purchase are recognized immediately in profit or loss. Transaction costs are recorded in profit or loss as incurred, except for costs related to the issuance of debt or equity instruments.
The consideration transferred does not include amounts relating to payments from pre-existing relationships. These amounts are generally recognized in the Statements of income. Any contingent consideration payable is measured at its fair value at the acquisition date. If the contingent consideration is classified as an equity instrument, it is not remeasured and the settlement is recorded in equity. The remaining contingent consideration is remeasured at fair value at each reporting date and subsequent changes in fair value are recorded in the Statements of income.

Transactions in foreign currency	Foreign currency transactions and translation of financial statements
Foreign currency transactions
Transactions in foreign currency are translated into the respective functional currencies of each entity in the Group by the spot exchange rates on the dates of the transactions.
Monetary assets and liabilities denominated in foreign currencies at reporting dates are translated into the functional currency at the spot exchange rate at that date. Non-monetary assets and liabilities measured at fair value in foreign currency are translated into the functional currency at the spot exchange rate at the date on which the fair value is determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated using the spot exchange rate at the date of the transaction. Foreign currency differences arising on translation are generally recognized in profit or loss.
Translation of financial statements
Assets and liabilities from subsidiaries with a functional currency different from the Company’s presentation currency, including goodwill and fair value adjustments arising on acquisition, are translated into the Brazilian Real at the exchange rates prevailing at the reporting date. Revenues and expenses are converted into the Real using the average exchange rates for each period.
The foreign currency differences generated in the translation into the presentation currency are recognized in other comprehensive income. If the subsidiary is not a wholly owned subsidiary, the corresponding portion of the translation difference is attributed to the non-controlling shareholders.
When a foreign entity is wholly or partially disposed of such that control, significant influence or joint control is lost, the cumulative amount of exchange rate changes related to such foreign entity is reclassified to profit or loss. If the Group disposes of part of its interest in a subsidiary but retains control, the relevant proportion of the cumulative amount is attributed to the interest of non-controlling shareholders.

Cash and cash equivalents	Cash and cash equivalentsThe balance of cash and cash equivalents consists of cash held and bank deposits on demand (in Brazil and abroad) and other short-term highly liquid investments with original maturity dates not exceeding 3 months that are subject to insignificant risk of changes in their fair value. These instruments are used by the Group to manage its short-term commitments.
Financial assets and liabilities	Financial assets and liabilities
Financial assets and liabilities are initially booked at fair value, and subsequently, measured at amortized cost or fair value.
i.Classification and Measurement of Financial Assets
Financial Instruments are classified as financial assets into the following measurement categories:
•Amortized cost (AC);
•Fair value through other comprehensive income (FVOCI); or
•Fair value through profit or loss (FVTPL).
The classification and subsequent measurement of financial assets depend on:
•The business model in which they are managed;
•The characteristics of their cash flows (Solely Payment of Principal and Interest Test - SPPI Test).
Business model: represents the way in which the financial assets are managed to generate cash flows and does not depend on management’s intentions regarding an individual instrument.
Financial assets may be managed for the purpose of:
i)    collecting contractual cash flows;
ii)    collecting contractual cash flows and selling assets; or
iii)    others.
To evaluate business models, the Group considers the risks affecting the performance of the business model; and how the performance of the business model is assessed and reported to management.
When the financial asset is held in business models “i” and “ii” above, the SPPI Test needs to be applied.
SPPI Test: assessment of cash flows generated by the financial instrument in order to verify whether they refer only to payments of principal and interest, which includes only consideration for the time value of money, credit risk and other basic lending risks.
If the contractual terms introduce exposure to risks or volatility in cash flows, such as exposure to changes in the prices of equity instruments, the financial asset is classified as at fair value through profit or loss. Hybrid contracts shall be assessed as a single unit, including all embedded features.
Classification
Based on these factors, the Group applies the following criteria for each classification category:
Amortized Cost
•Assets managed to obtain cash flows consisting only of payments of principal and interest (SPPI Test);
•Initially recognized at fair value plus transaction costs;
•Subsequently measured at amortized cost, using the effective interest rate;
•Interest, including the amortization of premiums and discounts, is recognized in the Statements of Income under the line item Interest income calculated using the effective interest method.
Financial Assets at Fair Value Through Other Comprehensive Income
•Assets managed both to obtain cash flows consisting only of payments of principal and interest (SPPI Test) and from sale;
•Initially recognized at fair value plus transaction costs and subsequently measured at fair value;
•Interest income is recognized in the Statements of Income using the effective interest rate under the line item Interest income calculated using the effective interest method;
•Expected credit losses are recognized in the Statement of income; and
•Unrealized gains and losses (except expected credit losses, currency rate differences, dividends and interest income) are recognized, net of applicable taxes, as other comprehensive income under the line item financial assets at FVOCI - net change in fair value.
Financial Assets at Fair Value Through Profit or Loss
•Financial assets that do not meet the classification criteria of other categories, or that are designated at initial recognition as fair value through profit or loss.
•Initially recognized and subsequently measured at fair value;
•Transaction costs are recorded directly in the Statements of income; and
•Gains and losses arising from changes in fair value are recognized in the Statements of income under the heading "Income from derivative financial instruments" or "Income from securities."
Recognition and discharge
Regular purchases and sales of financial assets are recognized and derecognized, respectively, on the trading date.
Financial assets are derecognized when the rights to receive cash flows expire or when the Group transfers substantially all the risks and rewards. When the Group neither transfers nor retains substantially all the risks and rewards, the Group assesses if it has maintained control. If the Group has not retained control, then it derecognizes the asset. If the Group has retained control then it continues to recognize the asset to the extent of its continuing involvement.
Financial assets and liabilities are offset and the net amount is reported in the balance sheet only when there is a legal right to offset the amounts recognized and there is the intention to settle them on a net basis or to realize the asset and settle the liability simultaneously.
Equity Instruments
An equity instrument is any contract proving a residual interest in the assets of an entity, after deducting all its liabilities, such as Shares and Quotas.
The Group measures all its equity instruments held at fair value through profit or loss. Gains and losses on equity instruments measured at fair value through profit or loss are recorded in the Statements of income.
Effective Interest Rate
The effective interest rate is determined at the time of initial recognition of financial assets and liabilities. It is the rate that equalizes the present value of all receipts and payments over the contractual term of the financial asset or liability to its appropriate book value.
To calculate the effective interest rate, the Group estimates cash flows taking into account all contractual terms of the financial instrument, but does not consider future credit losses. The calculation includes all commissions paid or received between the parties to the contract, transaction costs and all other premiums or discounts.
Income from financial instrument transactions is reflected based on the calculation of the effective interest rate, applied to the gross book value of the financial asset.
Fair value
Fair value is the price that would be received for the sale of an asset or that would be paid by the transfer of a liability in an orderly transaction between market participants at the measurement date.
Details on the fair value of financial instruments as well as on the fair value hierarchy are presented in note nº 7.
Expected Credit Loss
The Group prospectively assesses the expected credit loss associated with financial assets measured at amortized cost or fair value through other comprehensive income.
The provision for expected credit loss is recognized at each balance sheet date, and an expense is recognized in the Statements of income.
In the case of financial assets measured at fair value through other comprehensive income, the Group recognizes the provision for credit losses expense in the Statements of income and adjusts the fair value gains or losses recognized in other comprehensive income in equity.
Measurement of Expected Credit Loss
To measure expected credit loss, the following criteria are used:
•Financial assets: the loss is measured at the present value of the difference between the contractual cash flows and the cash flows that the Group expects to receive discounted at the effective rate;
•Loan commitments: the loss is measured at the present value of the difference between the contractual cash flows that would be payable if the commitment was honored and the cash flows that the Group expects to receive;
•Financial guarantees: the loss is measured by the difference between the expected payments to the counterparty and the amounts that the Group expects to recover.
At each reporting date, the Group estimates the expected loss of its credit portfolio. Expected loss is calculated using the following inputs: probability of default (PD), loss given default (LGD) and exposure to default (EAD):
•Probability of default (PD): The PD parameter indicates the probability of a customer defaulting within a given period of time calculated by internal assessment models. The PD is calculated taking into account the risk equivalent to a 12-month horizon, the risk associated with the total remaining term of the operation, or a 100% probability of default;
•Loss given default (LGD): The LGD expresses the percentage of loss in case of default, considering recovery efforts. The calculation is carried out taking into account the characteristics of the financial asset, as well as its guarantees and/or other relevant credit related characteristics; and
•Exposure to default (EAD): EAD is the expected value of the Group's exposure to customers at default which is used in estimating the expected loss. In the case of commitments or financial guarantees provided, the EAD incorporates the expected drawdown of these commitments or guarantees at the date of default.
To calculate the expected credit loss, the loan portfolio is divided into products with similar characteristics, as follows: real estate loans; credit cards; personal loans and business loans.
Subsequently, customers are classified into rating levels according to the PD associated with each one. For the PD estimation, customer behavior is considered, considering information from credit bureaus and internal historical data.
For the LGD estimate, an exercise period - asset recovery - of up to 60 months is considered, considering the nature of the operations. However, to calculate the recovered value, the loss of value over time is considered to measure the economic impacts on that asset.
The Group uses the three-stage approach in measuring expected credit loss, given that financial assets are transferred from one stage to another based on changes in credit risk. The stages are as follows:
•Stage 1: the risk of loss in this stage does not present significant variations, the provision reflects expected losses resulting from potential defaults over the following 12 months;
•Stage 2: This stage is applied in the case of financial assets originated or acquired without credit recovery problems, which present a significant increase in risk since their initial recognition, without yet being credit-impaired. Inter assesses the risk of its financial assets based on absolute criteria (31 to 90 days of delay) and relative criteria that compare the current behavior score with the initial recognition score, taking into account variables such as default in other products and data market; and
•Stage 3: At this stage, the financial instrument is considered to be credit-impaired and has observable recovery problems due to one or more events that caused a loss. The Group identifies financial assets as credit-impaired based on assets overdue for more than 90 days or on indications that the debt will not be paid in full without activating financial guarantee. The provision for losses reflects expected losses due to credit risk over the residual life of the financial instrument.
In the event that the credit risk increases or decreases, the financial instrument may be transferred to stages 2 and 3 (high risk), or return to stage 1 (low risk) in the event it no longer presents credit impairment problems or it has been bought/originated with signs of impairment.
Finally, in order to incorporate the macroeconomic perspectives that might affect the financial conditions of the portfolio, a correction factor based on a macroeconomic model is used; it considers the main market indicators: Interbank deposit rate (DI), broad national consumer price index (IPCA), gross domestic product (PIB) and minimum wage.
The probability of default of each product group is calibrated using a multiplier, which contemplates the forecasts for the variables mentioned above, with variations that represent a base scenario and a market stress scenario. The forecasts of the macroeconomic variables used are obtained by means of a study by the Research department of Inter, in addition to the evaluation of external forecasts.
To determine the provision for expected losses, the PD calibrated by the macroeconomic model is multiplied by the LGD and EAD of each operation, which results in the final expected credit loss of each asset.
The areas of credit risk and data intelligence are responsible for defining the methodologies and modeling used to measure the expected loss in credit operations and to assess the evolution of the provision amounts, on a recurrent basis.
Such areas monitor the trends noticed in the provision for expected credit loss by segment, in addition to establishing an initial understanding of the variables that may trigger changes in provision, PD or LGD.
When there is no reasonable expectation of recovering a financial asset (generally when customers are overdue by more than 360 days or when the Group has been notified of the customer's death), a full write-down is carried out simultaneously with the reversal of the respective provision for expected loss, without a net impact on profit or loss. Subsequent recoveries of these amounts are recorded as gains in the Statements of income, under the heading Impairment of Financial Assets.
ii. Classification and Measurement of Financial Liabilities
Financial liabilities are initially recognized at fair value and subsequently measured at amortized cost, except for:
Financial Liabilities at Fair Value Through Profit or Loss: classification applied to derivatives and other financial liabilities designated at fair value through profit or loss to reduce "accounting mismatches". The Group designates financial liabilities, irrevocably, at fair value through profit or loss on initial recognition (fair value option), when the option reduces or significantly eliminates measurement or recognition inconsistencies.
Write-off and Modification of Financial Liabilities
The Group removes a financial liability from its balance sheet when it is extinguished, that is, when the obligation specified in the contract is amortized, settled, withdrawn, or cancelled. A change in the debt instrument or a substantial modification of the terms of a financial liability results in the removal of the original financial liability and the recognition of a new one.
iii. Derivatives
Derivatives are financial contracts whose value depends on one or more underlying assets or indices specified in the instrument. The main types used include: swaps, forward contracts, futures, options, and combinations of these instruments.
Financial instruments are measured at their fair value, which results in positive adjustments (gains) or negative adjustments (losses), also known as mark-to-market (MTM). These adjustments are recorded as assets when positive and as liabilities when negative.
The notional value represents only the basis for calculating cash flows and is recorded in off-balance sheet accounts.
Derivatives are used to protect the Group against various market risks, including interest rate risk, credit risk, inflation risk, exchange rate risk, as well as exposures related to commodities, stocks and certain indices.
Finally, it is worth mentioning that all derivative instruments are classified at fair value through profit or loss, except those that form part of formally designated hedging relationships, as presented in note 11.
iv. Accounting Hedge
The Group has chosen to continue applying the hedging requirements set out in IAS 39 – Financial Instruments: Recognition and Measurement as of December 31, 2025. However, it may adopt the requirements of IFRS 9 – Financial Instruments in future periods.
According to this standard, derivatives may be designated and qualified as hedging instruments for accounting purposes, and depending on the nature of the hedged item, the method of recognizing fair value gains or losses will differ. All of the following conditions must be met for qualification as a hedge accounting instrument:
•At the inception of the hedge, there is a formal designation and documentation of the hedged instrument and object reflecting the group's risk management strategy;
•The hedge accounting must be highly effective in offsetting changes in fair value or cash flows attributable to the hedged risk;
•The effectiveness of the hedge must be reliably measured, ensuring that the fair value or cash flows of the hedged item adequately reflect the risk exposure. This effectiveness is monitored continuously over time and throughout all the periods for which it was designated.
There are three possible types of hedging based on IAS 39, as follows:
Fair Value Hedge
Inter&Co's fair value hedging strategies aim to protect exposure to changes in fair value, specifically in interest receipts related to recognized assets. The hedged item is adjusted to fair value, as are the derivatives contracted to protect them. Gains and losses from hedging instruments and hedged items are recognized simultaneously in profit or loss, reducing accounting volatility.
Cash Flow Hedge
Financial instruments classified in this category aim to reduce exposure to future changes in interest rates and exchange rates. The effective portion of the appreciations or depreciations of these instruments is recognized in a separate equity account, net of tax effects, and is only transferred to profit or loss in two situations: (i) in case of ineffectiveness of the hedge; or (ii) upon realization of the hedged item. The ineffective portion is recognized directly in the profit or loss.
Hedge of net investment in a foreign subsidiary
The financial instruments classified in this category aim to reduce exposure to exchange rate variations of investments abroad, whose functional currency is different from the national currency, which impacts the organization's profit or loss. The effective portion of the appreciations or depreciations of these instruments is recognized in a separate equity account, net of tax effects, and is only transferred to profit or loss in two situations: (i) ineffectiveness of the hedge; or (ii) in the sale or partial sale of the foreign operation. The ineffective portion of the respective hedge is recognized directly in a profit or loss account.
Derivatives are used to protect the Group against various market risks, including interest rate risk, credit risk, inflation risk, exchange rate risk, as well as exposures related to commodities, stocks, and certain indices. Finally, it should be mentioned that all derivative instruments are classified at fair value through profit or loss, except those that form part of formally designated hedging relationships, as presented in Note 11.
iv. Loan Commitments and Financial Guarantees
Loan commitments and financial guarantees are initially recognized at fair value. Subsequently this fair value is amortized over the life of the contract. If the Group concludes that the expected credit loss in respect of the contract is higher than the initial fair value less accumulated amortization, the contract is measured at the expected credit loss amount.

Non-current assets held-for-sale	Non-current assets held for sale
Non-current assets held for sale include properties recovered from loans and advances to customers, if their carrying amount is expected to be recovered principally through sale rather than use. This condition is met only when the sale is highly probable, and the non-current asset is available for immediate sale in its current condition, unless the unavailability for immediate sale is not under the Company’s control. Management must be committed to the sale, which, on recognition, is expected to be considered completed within one year of the classification date. The reclassification of assets to this balance sheet line item, when this condition is met, is carried out at the lower of its carrying amount or the fair value less costs to sell of the asset.

Property and equipment	Property and equipment
Recognition and measurement
Property and equipment items are measured at historical cost, excluding maintenance expenses, less accumulated depreciation and any accumulated impairment losses.
The cost includes expenses directly attributable to the acquisition of the asset. The cost of assets generated internally includes the cost of materials and direct labor as well as any other directly attributable costs required to make it ready for its intended use. Purchased software that is integral to the functionality of the related equipment is recorded as part of that equipment. The useful lives and residual values of the assets are reevaluated and adjusted, if necessary, at each balance sheet date or when applicable.
Gains and losses on the sale of property and equipment (calculated as the difference between the proceeds from the sale and the carrying value of property and equipment) are recorded in the Statements of income.
Subsequent expenditure
The cost of repairing or maintaining that does not represent a relevant increase in the asset’s ability to generate future economic benefits to Inter&Co is recognized in profit or loss as incurred. Items of property and equipment that are essential for its maintenance and operation, or that will increase its capability of generate future economic benefits, are recorded as part of its carrying amount as incurred.
Depreciation
Depreciation of property and equipment is recognized using the straight-line method over their estimated useful lives to reduce their carrying amount to their estimated residual values. Land is not depreciated.
The estimated useful lives of items of property and equipment are as follows:

Description	Estimated useful lives

Buildings, furniture and equipment	10 years
Data processing system and point of sales	5 years
The depreciation methods, the useful lives and the residual values are reviewed at each reporting date and adjusted if appropriate.
Intangible assets	Intangible assets
Goodwill
Goodwill results from the acquisition of subsidiaries and represents the excess of the value of: (i) consideration transferred; (ii) the value of the non-controlling interest in the acquired company; and (iii), in a business combination carried out in stages, the fair value of the equity interest previously held by Inter&Co in the company, over the fair value of the identifiable net assets acquired.
Goodwill is not amortized, but it is assessed annually for impairment losses.
Customer relationships
Customer relationships are recognized at fair value on the acquisition date. Subsequently they are measured at cost less accumulated amortization. The amortization is calculated using the linear method over the expected life of the relationship with the customer.
Software
Purchased software and licenses are capitalized based on the costs incurred to acquire them and make them ready for use. These costs are amortized over their useful lives.
Software maintenance costs are recognized as an expense as incurred. Development costs, which are directly attributable to the design and testing of identifiable and unique software products controlled by the Group, are recognized as intangible assets.
Directly attributable costs, which are capitalized as part of the software, include the cost of employees allocated to software development and an allocation of applicable overhead expenses. Costs also include borrowing costs incurred during the software development period.
Software development costs recognized as assets are amortized over their estimated useful life.
Development cost
The cost of intangible assets generated internally includes all directly attributable expenses, necessary for creation, production and preparation of the asset to be able to function as intended by management. Development costs, which are directly attributable to a software development project controlled by the Group, are recognized as intangible assets. Directly attributable costs include the cost for employees allocated to the development of the software and an allocation of the applicable indirect expenses. The costs also include the financing costs incurred during the year of development of the software.
The development costs recognized as assets are amortized over their estimated useful life. The costs associated with software maintenance are recognized as expenses, as incurred.
Amortization
The estimated useful lives of intangible asset items are as follows:

Description	Estimated useful lives
Internally developed software	3 to 10 years
Software and licenses	6 to 10 years
Amortization methods and useful lives are reviewed at each fiscal year end and adjusted as applicable.
Impairment of non-financial assets	Impairment of non-financial assets
The procedure adopted for identifying indications of impairment of non-financial assets aims to ensure that the carrying amounts reflected in the financial statements are aligned with the recoverable amount of the assets.
The analysis encompasses non-financial assets and is conducted through a periodic assessment, performed at least annually, in accordance with applicable requirements, aimed at identifying any indicators of impairment. This assessment includes aspects related to the asset's use, performance, suitability for its intended purpose, and conditions that may impact the expectation of future economic benefits. Whenever relevant indications are identified, the asset is subjected to an impairment test.
After the assessments are completed, the effects of the recoverability test are duly recorded in the accounting records and disclosed in the financial statements.

Provisions	Provisions
A provision is recognized if, as a result of a past event, the Group has a present, legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.
Provisions are determined based on expected future cash flows discounted at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.
In establishing provisions, Management considers the opinion of its legal advisors, the nature of the lawsuits, the similarity with previous proceedings, the complexity and the position of the courts and the assessment of the probability of loss.
Contingent liabilities are:
•A possible obligation arising from past events and whose existence may only be confirmed by the occurrence of one or more uncertain future events not fully within the Group’s control
•A present obligation stemming from past events that is not recognized because;
◦It is not probable that an outflow of resources encompassing economic benefits shall be required in order to settle the obligation; or
◦The amount of the obligation cannot be measured with sufficient certainty.
The provisions are measured at the best estimate of the disbursement required to settle the present obligation at the balance sheet date, considering:
◦The risks and uncertainties involved;
◦Where relevant, the financial effect produced by the discounted present value of future cash flows required to settle the obligation; and
◦Future events that may change the amount required to settle the obligation.
Contingent assets are recognized only when there is a secured guarantee or favorable court rulings over which there are no more appeals, characterizing the gain as practically certain. Contingent assets, whose expectation of success is probable, are disclosed when material.

Employee Benefits	Employee benefits
Short-term employee benefits
Short-term employee benefits are recognized as personnel expenses to the extent the corresponding service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation may be estimated reliably.
Share-based remuneration arrangements, settleable in shares
The fair value at the grant date of share-based compensation agreements granted to employees is recognized as an expense, with a corresponding increase in shareholders’ equity, during the period in which employees unconditionally acquire the right to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which there is an expectation that service and performance conditions will be met, in such a way that the final value recognized as an expense is based on the number of awards actually meeting the conditions of service and performance on the vesting date.

Income tax and social contribution	Income tax and social contribution
Provisions are calculated considering the tax base in accordance with the relevant legislation and the applicable rates:
Deferred tax assets are recognized and measured based on expectations for realization, considering technical studies and analyses made by management.
The Group performs a study regarding the likelihood of acceptance by the ultimate taxation authority of any uncertain tax positions it adopts based on its evaluation of different factors, including interpretation of the fiscal laws and past experience. No additional provision was recognized for any of the open fiscal periods. Such evaluation is grounded on estimates and assumptions, which may involve judgments of future events. New information can be made available, which would lead the Group to change its judgment regarding the suitability of the existing provision. Any such changes will impact the income tax expenses in the year they are made.
Current taxes
Current tax comprises the expected tax payable or receivable on the taxable profit or loss for the year and any adjustment to tax payable in respect of previous years. It is measured based on tax rates enacted or substantively enacted at the reporting date.
Deferred taxes
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts used for taxation purposes. The tax benefit of tax loss carryforwards is recognized only when it is probable that future taxable profits shall be generated in sufficient amounts to allow it to be realized. Income tax and social contribution expenses are recognized in the Statements of income, unless related to the valuation of financial instruments at FVOCI when these are recognized in other comprehensive income.

Interest	Interest
Interest income and expenses are calculated using the effective interest method for all financial instruments.
Changes in the fair value of derivative financial instruments that qualify for fair value hedging of interest rates are recorded as interest income or expense in the same line item in which changes in the fair value of the hedged items are recorded.

Net result from services and commissions	Income from services and commissions
The Group recognize the revenue from services and fees using a five step model as follows:
•Step 1 - Identify the contract(s) with the customer
•Step 2 - Identify the performance obligations in each contract
•Step 3 - Determine the transaction price in accordance with the contractual terms. If a contract includes variable consideration, the Group estimates the amount of consideration that it will be entitled to in exchange for transferring the promised goods or services to the customer, applying the constraint.
•Step 4 - Allocate the transaction price to the performance obligations in the contract based on their stand-alone selling price. The stand-alone selling price of the service is the price at which the Group would sell a service separately to a customer on a segregated basis. The best evidence of a stand-alone selling price is the observable price of a service when the Group sells that service separately under similar circumstances and to similar customers. If the service is not sold to a customer separately, the stand-alone selling price is estimated using an appropriate method. When estimating a stand-alone selling price, all information (including market conditions) that is available is considered and the use of observable data is maximized; and
•Step 5 - Recognize revenue when (or as) the entity satisfies a performance obligation (i.e. the service is effectively rendered).
The Group's main services and fees revenues are
•Interchange fees: are commission income from card transactions carried out by customers with cards issued by the Group. The performance obligation is satisfied when the transaction is made. The transaction price is pre-defined percentage of the total payment made using the card;
•Asset management (management of third party resources): management and performance fees. Management fees are recognized as the service is performed in each year. The performance fees are variable and are recognized at the end of each performance period when it is highly probable that a significant reversal will not subsequently occur;
•Bank fees: are primarily related to account opening fees and fees charged for interbank transfers made by Inter account holders, and are recognized when the services are provided. The transaction price is the contractual amount; and
•Commission and intermediation: revenues relate to the intermediation of the sale of products and services. Revenues are recognized when the service of intermediation is performed at which point the performance obligation is satisfied. The transaction price is the contractual amount which, generally, is a percentage of the sale value.

Equity	Equity
Share capital
The class A and class B shares of the Company (Inter&Co Inc.) are classified in a specific group in equity. Additional costs directly attributable to the issuance of new shares or options are included in equity as a deduction of the amount raised, net of taxes.
Basic and diluted earnings per share
Basic earnings per share is calculated by dividing the net earnings attributable to shareholders of the Company by the weighted average number of shares outstanding during the year, which excludes the average number of shares held in treasury.
Diluted earnings is calculated by dividing the net earnings attributable to shareholders of the Company by the weighted average number of shares outstanding during the year, excluding the average number of shares held in treasury and adjusted for the effects of all potentially dilutive ordinary shares.

Lease	Lease
As a lessor
The Group does not have significant leases as a lessor.
At the inception of a contract, the Group evaluates whether a contract is or contains a lease. A contract is or contains a lease, if the contract transfers the right to control the use of an identified asset for a given period of time in return for compensation.
As lessee
At the beginning or upon amendment of a contract containing a lease component, the Group allocates the compensation in the contract to each lease and non-lease component based on its stand-alone price. However, for property leases, the Group opted not to separate the non-lease components and book the lease and non-lease components as a single lease component.
The Group recognizes a right-of-use asset and lease liability on the lease start date. The right-of-use asset is measured initially at cost, which is equal to the value of the initial measurement of the lease liability, adjusted by any lease payments made prior to the start date, plus any initial direct costs incurred by the lessee and estimate of costs to be incurred by the lessee to dismantle, remove or restore the asset, minus any lease incentives received.
The right-of-use asset is subsequently depreciated by the straight line method from the start date to the end date of the lease term, unless the lease transfers the ownership of the underlying asset to the Group at the end of the lease term, or if the lease includes purchase options which the Group is reasonably certain to exercise. In these cases, the right-of-use asset is depreciated over the useful life of the asset. Furthermore, the right-of-use asset is periodically assessed for impairment, if any, and adjusted for certain re-measurements of the lease liability.
The lease liability is initially measured at present value of the outstanding lease payments discounted by the implicit interest rate of the lease or, if this rate cannot be determined, by the incremental borrowing rate of Inter.
Inter determines its incremental borrowing rate from interest rates on funding received from third parties adjusted to reflect the contract terms and the type of asset leased.
The lease payments included in the lease liability measurement comprise the following:
•fixed payments;
•variable lease payments, which depend on an index or rate, initially measured using the index or the rate on the start date;
•amounts expected to be paid by Inter, according to the residual value guarantees;
•the price to exercise the purchase option, if Inter is reasonably certain to exercise such option; and
•payments of fines for lease termination, if the lease term reflects the exercise of the option of Inter to terminate the lease.
The lease liability is measured at amortized cost, using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Inter estimate of the amount expected to be payable under a residual value guarantee, if Inter changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
Inter presents right-of-use assets as ‘Property and equipment” and lease liabilities in “Other liabilities” in the balance sheet.
Lease of low-value assets and short term leases
The Group opted not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases, including IT equipment. Inter recognizes lease payments associated with these leases as an expense on a straight-line basis over the lease term.